Exhibit 99.4

Monthly Investor Report: Verizon Master Trust - VZMT 2024-3

Collection Period	Payment Date	Transaction Month	Series Status at End of Prior Payment Date
April 2026	05/20/2026	25	Revolving

Offered Notes	Anticipated Redemption Date	Final Maturity Date	Issuance Note Balance	SOFR:Days in the Interest Period	Note Interest Rate	SOFR Adjustment Date	SOFR30A	Total
Class A-1a	4/20/27	04/22/2030	$604,635,000.00		5.34%			5.34%
Class A-1b	4/20/27	04/22/2030	$175,000,000.00	30	SOFR +0.58%	05/13/2026	3.64285%	4.22%
2024-3
Class B	4/20/27	04/22/2030	$59,605,000.00		5.54%			5.54%
Class C	4/20/27	04/22/2030	$35,760,000.00		5.73%			5.73%

Total			$875,000,000.00

Series 2024-3 Allocation % x Group One Available Funds	$58,113,871.90
Amounts paid by the Cap Counterparty	N/A
Available Subordinated Amounts	$0.00
Amounts drawn on the Reserve Account	$0.00
Amounts released from Principal Funding Account	$0.00
Any amounts deposited by the Class A Certificateholder in connection with an Optional Redemption
Total Available Funds	$58,113,871.90
Beginning of Period Reserve Account Balance	$9,536,784.74
Required Reserve Amount	$9,536,784.74
Shortfall in Required Reserve Amount	$0.00
Reserve Account funds needed this period (True/False)	FALSE
Reserve Account draw amount required	0.00
Reserve Account Deposit Amount	$0.00
End of Period Reserve Account Balance	$9,536,784.74

Waterfall Distribution	Amount Due	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Master Collateral Agent Fee	$64.43	$64.43	$0.00	$0.00	$58,113,807.47
Owner Trustee Fee	$15,000.00	$15,000.00	$0.00	$0.00	$58,098,807.47
Asset Representations Reviewer Fee	$33.62	$33.62	$0.00	$0.00	$58,098,773.85
Supplemental ARR Fee	$134.48	$134.48	$0.00	$0.00	$58,098,639.37
Indenture Trustee Fee	$1,250.00	$1,250.00	$0.00	$0.00	$58,097,389.37
Servicing Fee	$679,649.55	$679,649.55	$0.00	$0.00	$57,417,739.82
Class A-1a Note Interest	$2,690,625.75	$2,690,625.75	$0.00	$0.00	$54,727,114.07
Class A-1b Note Interest	$615,832.29	$615,832.29	$0.00	$0.00	$54,111,281.78
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$54,111,281.78
Class B Note Interest	$275,176.42	$275,176.42	$0.00	$0.00	$53,836,105.36
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$53,836,105.36
Class C Note Interest	$170,754.00	$170,754.00	$0.00	$0.00	$53,665,351.36
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$53,665,351.36
Reserve Account up to Required Reserve Amount	$0.00	$0.00	$0.00	$0.00	$53,665,351.36
Regular Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$53,665,351.36
Supplemental Successor Servicer Fee	$0.00	$0.00	$0.00	$0.00	$53,665,351.36
Additional Interest Amounts	$0.00	$0.00	$0.00	$0.00	$53,665,351.36
Make-Whole Payments	$0.00	$0.00	$0.00	$0.00	$53,665,351.36
Additional Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$53,665,351.36
Additional Trust Expenses	$0.00	$0.00	$0.00	$0.00	$53,665,351.36
Class R Interest	$53,665,351.36	$53,665,351.36	$0.00	$0.00	$0.00

Total	$58,113,871.90	$58,113,871.90	$0.00	$0.00

Total Priority Principal Payments and Additional Interest Amounts					$0.00

Noteholder Payments	Note Balance	PFA Account	Interest Payment	Add’l Interest	Make-Whole	Total Payment
Class A-1a	$0.00	$0.00	$2,690,625.75	$0.00	$0.00	$2,690,625.75
Class A-1b	$0.00	$0.00	$615,832.29	$0.00	$0.00	$615,832.29
Class B	$0.00	$0.00	$275,176.42	$0.00	$0.00	$275,176.42
Class C	$0.00	$0.00	$170,754.00	$0.00	$0.00	$170,754.00

Total	$0.00	$0.00	$3,752,388.46	$0.00	$0.00	$3,752,388.46

		Payment per $1,000 of Notes			As of Prior Payment Date		Current Payment Date
Noteholder Payments	Note Balance per $1,000 of Notes	Interest Payment	Make-Whole Payment	Total Payment	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A-1a	$1,000.00	$4.45	$0.00	$4.45	$604,635,000.00	1.00	$604,635,000.00	1.00
Class A-1b	$1,000.00	$3.52	$0.00	$3.52	$175,000,000.00	1.00	$175,000,000.00	1.00
Class B	$1,000.00	$4.62	$0.00	$4.62	$59,605,000.00	1.00	$59,605,000.00	1.00
Class C	$1,000.00	$4.78	$0.00	$4.78	$35,760,000.00	1.00	$35,760,000.00	1.00

Total	$1,000.00	$4.29	$0.00	$4.29	$875,000,000.00	1.00	$875,000,000.00	1.00

	Beginning Period	Add: Deposit	Ending Period
Principal Funding Account Limit	$437,500,000.00		437,500,000.00
Principal Funding Account balance	$0.00	$0.00	$0.00

Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.